Other payables (Details) $ / shares in Units, R in Millions, $ in Millions	Aug. 16, 2018 shares	Aug. 29, 2017 item	May 26, 2017 shares	May 22, 2017 shares	May 19, 2017 shares	May 04, 2017 item	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	May 28, 2018 USD ($) $ / shares
Other Payables [Abstract]
Deferred payment								R 2,011.8		R 2,205.9		R 2,294.8
Contingent consideration								50.0
Right of recovery payable								87.1		83.2		72.5
Dissenting shareholder liability								292.5		287.1		1,450.6
Other								1,147.1		256.3		219.7
Other payables								3,588.5		2,832.5		4,037.6
Reconciliation of the non-current and current portion of the other payables
Other payables								3,588.5		2,832.5		4,037.6
Current portion of other payables							$ (47.5)	(669.5)	$ (21.1)	(303.3)	$ (3.1)	(41.9)
Non-current portion of other payables							$ 207.0	2,919.0	$ 176.3	R 2,529.2	$ 291.0	R 3,995.7
Lonmin and Pandora
Other Payables [Abstract]
Other payables								888.9
Reconciliation of the non-current and current portion of the other payables
Other payables								R 888.9
In re Appraisal of Stillwater Mining Company
Reconciliation of the non-current and current portion of the other payables
Number of petitions | item		3				3
Number of shares held by claimants | shares	5,419,523
Blue Mountain Credit Alternatives Master Fund L.P. et al. vs. Stillwater Mining Company
Reconciliation of the non-current and current portion of the other payables
Number of shares held by claimants | shares					4,219,523
Brigade Leveraged Capital Structures Fund Ltd. et al. vs. Stillwater Mining Company
Reconciliation of the non-current and current portion of the other payables
Number of shares held by claimants | shares				1,200,000
Hillary Shane Revocable Trust, et al. vs. Stillwater Mining Company
Reconciliation of the non-current and current portion of the other payables
Number of shares held by claimants | shares			384,000
Price offered per share | $ / shares													$ 18.00
Total settlement amount | $													$ 7.0